CONDENSED STATEMENTS OF OPERATIONS (Parenthetical) - CIK 0001836935 Centricus Acquisition Corp. - USD ($)	3 Months Ended
	Mar. 31, 2021	Feb. 03, 2021	Dec. 31, 2020
Common shares, shares outstanding			8,625,000
Over-allotment option
Maximum shares subject to forfeiture			1,125,000
Class A Common Stock Subject to Redemption
Temporary Equity, Net Income	$ 4,632
Class B Common Stock
Common shares, shares outstanding	8,625,000	8,625,000	8,625,000
Maximum shares subject to forfeiture			1,125,000
Class B Common Stock | Over-allotment option
Maximum shares subject to forfeiture			1,125,000